Consolidated Balance Sheets Detail - Accrued Liabilities (Detail) - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017
Balance Sheet Related Disclosures [Abstract]
Accrued Royalties	$ 18	$ 43
Restructuring Reserve, Current	19	18
Accrued Bonuses	40	29
Other	128	150
Accrued liabilities total	$ 205	$ 240